Net Periodic Pension Cost of Defined Benefit Plans (Detail) (Pension Plans, Defined Benefit, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost - Benefits earned during the year	¥ 7,247	¥ 7,493	¥ 6,630
Interest cost on projected benefit obligations	3,516	3,475	3,585
Expected return on plan assets	(2,804)	(2,727)	(2,961)
Amortization of actuarial loss	2,188	2,571	2,285
Amortization of prior service cost	369	236	227
Curtailment and settlement gain			(12)
Net periodic cost	¥ 10,516	¥ 11,048	¥ 9,754